Allowance for Loan Losses	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses
As discussed in Note 1 - Summary of Significant Accounting Polices, the ALLL includes the following components: reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous consumer loans, both determined in accordance with ASC 450-20-50, and to a lesser extent, reserves determined in accordance with ASC 310-10-35 for loans determined by management to be individually impaired and an allowance associated with PCI loans.
For commercial loans, ASC 450-20-50 reserves are established using historical net loss factors by grade level, loan product, and business segment. The ALLL for smaller-balance homogeneous consumer loans is determined based on pools of similar loan types that have similar credit risk characteristics. ASC 450-20-50 reserves for the consumer portfolio are determined using segmented roll-rate models that incorporate various factors including historical delinquency trends, experienced loss frequencies, and experienced loss severities. Generally, reserves for consumer loans reflect inherent losses in the portfolio that are expected to be recognized over the following twelve months. The historical net loss factors for both commercial and consumer ASC 450-20-50 reserve models are subject to qualitative adjustments by management to reflect current events, trends, and conditions (including economic considerations and trends), which are not fully captured in the historical net loss factors. The pace of the economic recovery, performance of the housing market, unemployment levels, labor participation rate, the regulatory environment, regulatory guidance, and portfolio segment-specific trends, are examples of additional factors considered by management in determining the ALLL. Additionally, management considers the inherent uncertainty of quantitative models that are driven by historical loss data. Management evaluates the periods of historical losses that are the basis for the loss rates used in the quantitative models and selects historical loss periods that are believed to be the most reflective of losses inherent in the loan portfolio as of the balance sheet date. Management also periodically reviews an analysis of the loss emergence period which is the amount of time it takes for a loss to be confirmed (initial charge-off) after a loss event has occurred. FHN performs extensive studies as it relates to the historical loss periods used in the model and the loss emergence period and model assumptions are adjusted accordingly.
Impairment related to individually impaired loans is measured in accordance with ASC 310-10. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan’s effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the net realizable value (collateral value less estimated costs to sell). Impaired loans also include consumer TDRs. Generally, the allowance for TDRs in all consumer portfolio segments is determined by estimating the expected future cash flows using the modified interest rate (if an interest rate concession), incorporating payoff and net charge-off rates specific to the TDRs within the portfolio segment being assessed, and discounted using the pre-modification interest rate. The discount rates of variable rate TDRs are adjusted to reflect changes in the interest rate index to which the rates are tied. The discounted cash flows are then compared to the outstanding principal balance in order to determine required reserves. Residential real estate loans discharged through bankruptcy are collateral-dependent and are charged down to net realizable value (collateral value less estimated costs to sell).

The following table provides a rollforward of the allowance for loan losses by portfolio segment for December 31, 2018, 2017 and 2016:

(Dollars in thousands)	C&I	Commercial Real Estate	Consumer Real Estate	Permanent Mortgage	Credit Card and Other	Total
Balance as of January 1, 2018	$98,211	$28,427	$39,823	$13,113	$9,981	$189,555
Charge-offs	(15,492)	(783)	(9,357)	(477)	(19,688)	(45,797)
Recoveries	4,201	339	19,666	1,421	4,039	29,666
Provision/(provision credit) for loan losses	12,027	3,328	(23,693)	(3,057)	18,395	7,000
Balance as of December 31, 2018	98,947	31,311	26,439	11,000	12,727	180,424
Allowance - individually evaluated for impairment	1,074	—	17,984	9,419	337	28,814
Allowance - collectively evaluated for impairment	95,050	31,311	7,368	1,581	12,263	147,573
Allowance - purchased credit-impaired loans	2,823	—	1,087	—	127	4,037
Loans, net of unearned as of December 31, 2018:
Individually evaluated for impairment	48,592	1,966	118,434	70,846	695	240,533
Collectively evaluated for impairment	16,424,006	4,013,741	6,099,272	151,602	515,921	27,204,542
Purchased credit-impaired loans	41,730	15,163	31,810	—	1,754	90,457
Total loans, net of unearned income	$16,514,328	$4,030,870	$6,249,516	$222,448	$518,370	$27,535,532
Balance as of January 1, 2017	$89,398	$33,852	$51,424	$15,222	$12,172	$202,068
Charge-offs	(17,657)	(195)	(13,156)	(2,179)	(13,207)	(46,394)
Recoveries	4,568	966	22,723	2,509	3,115	33,881
Provision/(provision credit) for loan losses	21,902	(6,196)	(21,168)	(2,439)	7,901	—
Balance as of December 31, 2017	98,211	28,427	39,823	13,113	9,981	189,555
Allowance - individually evaluated for impairment	6,044	132	23,175	12,105	311	41,767
Allowance - collectively evaluated for impairment	89,358	28,291	16,293	1,008	9,670	144,620
Allowance - purchased credit-impaired loans	2,809	4	355	—	—	3,168
Loans, net of unearned as of December 31, 2017:
Individually evaluated for impairment	43,024	2,407	128,895	84,794	593	259,713
Collectively evaluated for impairment	15,909,110	4,181,908	6,311,817	203,026	613,806	27,219,667
Purchased credit-impaired loans	105,139	30,380	38,530	—	5,500	179,549
Total loans, net of unearned income	$16,057,273	$4,214,695	$6,479,242	$287,820	$619,899	$27,658,929
Balance as of January 1, 2016	$73,637	$25,159	$80,662	$18,899	$11,885	$210,242
Charge-offs	(18,460)	(1,371)	(21,993)	(1,591)	(14,224)	(57,639)
Recoveries	6,795	1,927	23,719	2,403	3,621	38,465
Provision/(provision credit) for loan losses	27,426	8,137	(30,964)	(4,489)	10,890	11,000
Balance as of December 31, 2016	89,398	33,852	51,424	15,222	12,172	202,068
Allowance - individually evaluated for impairment	4,219	194	28,802	12,470	133	45,818
Allowance - collectively evaluated for impairment	85,015	33,503	22,218	2,752	12,039	155,527
Allowance - purchased credit-impaired loans	164	155	404	—	—	723
Loans, net of unearned as of December 31, 2016
Individually evaluated for impairment	47,962	3,124	153,460	93,926	306	298,778
Collectively evaluated for impairment	12,059,593	2,127,481	4,439,143	258,772	358,675	19,243,664
Purchased credit-impaired loans	40,532	4,918	1,576	—	52	47,078
Total loans, net of unearned income	$12,148,087	$2,135,523	$4,594,179	$352,698	$359,033	$19,589,520

Certain previously reported amounts have been reclassified to agree with current presentation.